Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our group has a cybersecurity program for assessing, identifying, and managing material risks from cybersecurity threats. This includes compliance with Brookfield Renewable’s Cybersecurity Policy (“CSP”). Our group’s cybersecurity policy defines the expectations and requirements for the secure and reliable operation of information technology and operating technology environments. Cybersecurity is one element of our comprehensive approach to strong governance and risk management practices, which also includes an emphasis on responsible corporate governance and ethical business conduct.
Key highlights of our group’s cybersecurity program include a comprehensive policy framework, reviewed and updated annually; security awareness training for all employees, completed annually; risk assessments for critical technology systems and applications, performed annually and following all changes to these systems; regular vulnerability scans; technology risk assessments and the use of software and technology to protect the confidentiality, integrity and availability of our systems, including the use of end-point detection and response, anti-malware applications and the use of programs that log, monitor and audit system activities.
Our group’s cybersecurity program performance and effectiveness are frequently assessed and audited internally and by third parties. We regularly complete business-wide phishing tests and promptly address any areas of weakness identified. We monitor and assess cybersecurity and data privacy programs business-wide and regulatory changes in the countries where we operate, as well as monitor and assess cybersecurity threat intelligence for any potential impacts to our business. Where we engage third parties, we have policies and processes to govern third party access and reduce the risks associated with such access.
Our group conducts pre-acquisition due diligence on a potential investment’s cybersecurity and data privacy programs to identify any material risks that may need to be addressed as part of the acquisition or post-acquisition.
Our group’s policies, standards, and guidance are structured to help our group respond effectively to the dynamically changing environment of cybersecurity threats, cybersecurity risks, technologies, laws, and regulations. Our group modifies its policies, standards, and guidance as needed to adjust to this changing environment.
No risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected our group, our group’s business strategy, results of operations, or financial condition. However, we can provide no assurance that our group will not experience any material cybersecurity threats or incidents in the future. See “Item 3D. Risk Factors— Risks Relating to Our Operations and Our Industry”
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our group has a cybersecurity program for assessing, identifying, and managing material risks from cybersecurity threats. This includes compliance with Brookfield Renewable’s Cybersecurity Policy (“CSP”). Our group’s cybersecurity policy defines the expectations and requirements for the secure and reliable operation of information technology and operating technology environments. Cybersecurity is one element of our comprehensive approach to strong governance and risk management practices, which also includes an emphasis on responsible corporate governance and ethical business conduct.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Audit Committees of the Managing General Partner and BEPC are responsible for periodically reviewing our group’s cybersecurity program and practices; overseeing the Service Provider’s processes for assessing, identifying, managing, mitigating and reporting cybersecurity risks, including assessing the likelihood, frequency and severity of cyber-attacks; and reviewing management’s cybersecurity practices and receiving and evaluating reports on cybersecurity from the Chief Risk Officer and Chief Financial Officer of the Service Provider on at least a quarterly basis or more frequently, as circumstances may require. The Audit Committees of the Managing General Partner and BEPC will regularly report to the board of directors of the Managing General Partner and the board of directors of BEPC, respectively, on significant matters they have addressed with respect to the partnership’s cybersecurity program.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Cybersecurity at Brookfield Renewable is overseen by the boards of directors of the Managing General Partner and BEPC, the Audit Committee and management.
Our group employs a decentralized approach to overseeing cybersecurity at our group’s businesses. The aim is to provide governance and guidance from the center to our group’s regional businesses who have management accountability. Regional management and local experts in each country are responsible for controlling and managing the assets and processes in their business. We believe these individuals maintain the best knowledge of country cybersecurity standards and measures to ensure compliance. Within each business, our group segregates systems that manage critical assets from all other systems and applications, to ensure the resilience and security of information and operating technologies. Members of our group’s senior management team (including the Chief Financial Officer and Chief Risk Officer) receive regular reports on our program.
The Audit Committees of the Managing General Partner and BEPC are responsible for periodically reviewing our group’s cybersecurity program and practices; overseeing the Service Provider’s processes for assessing, identifying, managing, mitigating and reporting cybersecurity risks, including assessing the likelihood, frequency and severity of cyber-attacks; and reviewing management’s cybersecurity practices and receiving and evaluating reports on cybersecurity from the Chief Risk Officer and Chief Financial Officer of the Service Provider on at least a quarterly basis or more frequently, as circumstances may require. The Audit Committees of the Managing General Partner and BEPC will regularly report to the board of directors of the Managing General Partner and the board of directors of BEPC, respectively, on significant matters they have addressed with respect to the partnership’s cybersecurity program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committees of the Managing General Partner and BEPC will regularly report to the board of directors of the Managing General Partner and the board of directors of BEPC, respectively, on significant matters they have addressed with respect to the partnership’s cybersecurity program.
Cybersecurity Risk Role of Management [Text Block]
Cybersecurity at Brookfield Renewable is overseen by the boards of directors of the Managing General Partner and BEPC, the Audit Committee and management.
Our group employs a decentralized approach to overseeing cybersecurity at our group’s businesses. The aim is to provide governance and guidance from the center to our group’s regional businesses who have management accountability. Regional management and local experts in each country are responsible for controlling and managing the assets and processes in their business. We believe these individuals maintain the best knowledge of country cybersecurity standards and measures to ensure compliance. Within each business, our group segregates systems that manage critical assets from all other systems and applications, to ensure the resilience and security of information and operating technologies. Members of our group’s senior management team (including the Chief Financial Officer and Chief Risk Officer) receive regular reports on our program.
The Audit Committees of the Managing General Partner and BEPC are responsible for periodically reviewing our group’s cybersecurity program and practices; overseeing the Service Provider’s processes for assessing, identifying, managing, mitigating and reporting cybersecurity risks, including assessing the likelihood, frequency and severity of cyber-attacks; and reviewing management’s cybersecurity practices and receiving and evaluating reports on cybersecurity from the Chief Risk Officer and Chief Financial Officer of the Service Provider on at least a quarterly basis or more frequently, as circumstances may require. The Audit Committees of the Managing General Partner and BEPC will regularly report to the board of directors of the Managing General Partner and the board of directors of BEPC, respectively, on significant matters they have addressed with respect to the partnership’s cybersecurity program.
Our cybersecurity program is led by the Senior Vice President, Cybersecurity, IT Compliance and Privacy, who works closely with senior management, legal counsel and external counsel to develop and monitor Brookfield Renewable’s data protection, privacy and cybersecurity program and policies. The Senior Vice President, Cybersecurity, IT Compliance and Privacy has over 35 years’ experience in cybersecurity oversight.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our cybersecurity program is led by the Senior Vice President, Cybersecurity, IT Compliance and Privacy, who works closely with senior management, legal counsel and external counsel to develop and monitor Brookfield Renewable’s data protection, privacy and cybersecurity program and policies. The Senior Vice President, Cybersecurity, IT Compliance and Privacy has over 35 years’ experience in cybersecurity oversight.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Senior Vice President, Cybersecurity, IT Compliance and Privacy has over 35 years’ experience in cybersecurity oversight.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Cybersecurity at Brookfield Renewable is overseen by the boards of directors of the Managing General Partner and BEPC, the Audit Committee and management.
Our group employs a decentralized approach to overseeing cybersecurity at our group’s businesses. The aim is to provide governance and guidance from the center to our group’s regional businesses who have management accountability. Regional management and local experts in each country are responsible for controlling and managing the assets and processes in their business. We believe these individuals maintain the best knowledge of country cybersecurity standards and measures to ensure compliance. Within each business, our group segregates systems that manage critical assets from all other systems and applications, to ensure the resilience and security of information and operating technologies. Members of our group’s senior management team (including the Chief Financial Officer and Chief Risk Officer) receive regular reports on our program.
The Audit Committees of the Managing General Partner and BEPC are responsible for periodically reviewing our group’s cybersecurity program and practices; overseeing the Service Provider’s processes for assessing, identifying, managing, mitigating and reporting cybersecurity risks, including assessing the likelihood, frequency and severity of cyber-attacks; and reviewing management’s cybersecurity practices and receiving and evaluating reports on cybersecurity from the Chief Risk Officer and Chief Financial Officer of the Service Provider on at least a quarterly basis or more frequently, as circumstances may require. The Audit Committees of the Managing General Partner and BEPC will regularly report to the board of directors of the Managing General Partner and the board of directors of BEPC, respectively, on significant matters they have addressed with respect to the partnership’s cybersecurity program.
Our cybersecurity program is led by the Senior Vice President, Cybersecurity, IT Compliance and Privacy, who works closely with senior management, legal counsel and external counsel to develop and monitor Brookfield Renewable’s data protection, privacy and cybersecurity program and policies. The Senior Vice President, Cybersecurity, IT Compliance and Privacy has over 35 years’ experience in cybersecurity oversight.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true